Risk Management - Undiscounted Cash Outflows Relating to Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accounts payable and accrued liabilities [member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 2,018	$ 2,229
Accounts payable and accrued liabilities [member] | Less Than 1 Year [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	2,018	2,229
Short-term Borrowings [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	121
Short-term Borrowings [Member] | Less Than 1 Year [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	121
Long-term Borrowings [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	12,943	12,473
Long-term Borrowings [Member] | Less Than 1 Year [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	385	344
Long-term Borrowings [Member] | Years 2 and 3 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	1,965	1,338
Long-term Borrowings [Member] | Years 4 and 5 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	1,966	1,465
Long-term Borrowings [Member] | Thereafter [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	8,627	9,326
Contingent Payment ([Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	64	148
Contingent Payment ([Member] | Less Than 1 Year [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	36	79
Contingent Payment ([Member] | Years 2 and 3 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	28	69
Lease liabilities [member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	2,476	2,697
Lease liabilities [member] | Less Than 1 Year [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	254	277
Lease liabilities [member] | Years 2 and 3 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	445	466
Lease liabilities [member] | Years 4 and 5 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	365	410
Lease liabilities [member] | Thereafter [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 1,412	$ 1,544